Restatement of Previously Issued Consolidated Financial Statements - CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net loss	$ 913,454	$ (7,439,815)	$ (3,745,407)	$ (2,881,894)	$ (5,947,773)	$ (186,511)	$ (11,185,222)	$ (6,134,284)	$ (10,271,768)	$ (9,016,178)	$ (17,081,617)	$ (16,846,203)	$ (20,499,459)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			3,877			5,566	6,921	10,266	7,907	14,892	8,907	19,205	35,848
Stock-based compensation			100,504			394,439	163,834	804,061	244,941	941,446	325,523	1,047,387	1,649,044
Financing expense							900,000		900,000		900,000	0	600,000
Changes in fair value of the liability for options and warrants	(1,003,521)	1,555,609	(949,456)	(198,948)		0	606,153		(397,368)	(198,948)	(556,810)	(198,948)	0
Foreign currency exchange (gains) loss			(171,806)			166,593	(210,896)	91,905	(488,532)	67,922	(490,782)	(30,366)	(104,719)
Increase in assets:
Tax credit receivable										(2,902,987)
Prepaid expenses and other current assets			(1,115,329)			(464,696)	(966,222)	(324,111)	(635,758)	364,594	192,054	710,335	(716,859)
(Decrease)/ increase in liabilities:
Accounts payable and accrued expenses			(1,862,039)			313,553	(1,327,686)	1,008,598	(2,076,709)	1,275,245	(247,683)	2,380,277	(3,689,860)
Other liabilities											0	0	(48,003)
Total adjustments			(3,994,249)			415,455	(827,896)	1,590,719	(2,445,519)	(437,836)	131,209	3,927,890	(2,274,549)
Net Cash Used in Operating Activities			(7,739,656)			228,944	(12,013,118)	(4,543,565)	(12,717,287)	(9,454,014)	(16,950,408)	(12,918,313)	(22,774,008)
Cash Flows from Financing Activities:
Net proceeds from issuance of shares			7,095,368			157,743	19,053,960	1,473,828	19,053,960	9,871,886	25,046,461	12,647,953	500,000
Proceeds from issuance of warrants			2,782,620				27,500		27,500
Net proceeds from exercise of warrants to purchase shares											27,500	0	0
Net Cash Provided by Financing Activities			9,877,988			157,743	19,081,460	1,473,828	19,081,460	9,871,886	25,073,961	12,647,953	500,000
Effect of Exchange Rates on Cash			(47,843)			(61,175)	(53,767)	(144,203)	221,934	(117,172)	200,533	34,084	(6,931)
Net Increase (Decrease) in Cash			2,090,489			325,512	7,014,575	(3,213,940)	6,586,107	300,700	8,324,086	(236,276)	(22,280,939)
Cash, beginning of period	12,746,266	7,822,180	5,731,691	2,754,027	6,293,479	5,967,967	5,731,691	5,967,967	5,731,691	5,967,967	5,731,691	5,967,967	28,248,906
Cash, end of period	12,317,798	12,746,266	7,822,180	6,268,667	2,754,027	6,293,479	12,746,266	2,754,027	12,317,798	6,268,667	14,055,777	5,731,691	5,967,967
As Previously Reported
Cash Flows from Operating Activities:
Net loss	1,441,960	(8,316,655)	(3,385,062)	(2,565,353)	(4,117,084)	(2,545,283)	(11,701,717)	(6,662,367)	(10,259,757)	(9,227,720)		(17,105,791)	(16,466,780)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			3,877			5,566	6,921	10,266	7,907	14,892		19,205	35,848
Stock-based compensation			100,504			394,439	163,834	804,061	244,941	941,446		1,047,387	1,649,044
Financing expense							900,000		900,000
Changes in fair value of the liability for options and warrants	(1,532,027)	2,432,449	(1,309,801)	(515,489)	(1,830,689)	2,358,772	1,122,648	528,083	(409,379)	12,594		60,640	(3,238,911)
Foreign currency exchange (gains) loss			(171,806)			166,593	(210,896)	91,905	(488,532)	67,922		(30,366)	(104,719)
Increase in assets:
Tax credit receivable										(2,902,987)
Prepaid expenses and other current assets			(1,115,329)			(464,696)	(966,222)	(324,111)	(635,758)	364,594		710,335	(716,859)
(Decrease)/ increase in liabilities:
Accounts payable and accrued expenses			(1,862,039)			313,553	(1,327,686)	1,008,598	(2,076,709)	1,275,245		2,380,277	(3,689,860)
Other liabilities													(48,003)
Total adjustments			(4,354,594)			2,774,227	(311,401)	2,118,802	(2,457,530)	(226,294)		4,187,478	(6,113,460)
Net Cash Used in Operating Activities			(7,739,656)			228,944	(12,013,118)	(4,543,565)	(12,717,287)	(9,454,014)		(12,918,313)	(22,580,240)
Cash Flows from Financing Activities:
Net proceeds from issuance of shares			7,095,368			157,743	19,053,960	1,473,828	19,053,960	9,871,886		12,647,953	306,232
Proceeds from issuance of warrants			2,782,620				27,500		27,500
Net Cash Provided by Financing Activities			9,877,988			157,743	19,081,460	1,473,828	19,081,460	9,871,886		12,647,953	306,232
Effect of Exchange Rates on Cash			(47,843)			(61,175)	(53,767)	(144,203)	221,934	(117,172)		34,084	(6,931)
Net Increase (Decrease) in Cash			2,090,489			325,512	7,014,575	(3,213,940)	6,586,107	300,700		(236,276)	(22,280,939)
Cash, beginning of period	12,746,266	7,822,180	5,731,691	2,754,027	6,293,479	5,967,967	5,731,691	5,967,967	5,731,691	5,967,967	5,731,691	5,967,967	28,248,906
Cash, end of period	12,317,798	12,746,266	7,822,180	6,268,667	2,754,027	6,293,479	12,746,266	2,754,027	12,317,798	6,268,667		5,731,691	5,967,967
Adjustment
Cash Flows from Operating Activities:
Net loss												259,588	(793,768)
Adjustments to reconcile net loss to net cash used in operating activities:
Financing expense													600,000
Changes in fair value of the liability for options and warrants												(259,588)
(Decrease)/ increase in liabilities:
Total adjustments												(259,588)	600,000
Net Cash Used in Operating Activities													(193,768)
Cash Flows from Financing Activities:
Net proceeds from issuance of shares													193,768
Net Cash Provided by Financing Activities													193,768
Aspire Capital Fund LLC | Adjustment
Cash Flows from Operating Activities:
Net loss													(793,768)
Majority Shareholder | Adjustment
Cash Flows from Operating Activities:
Net loss	(528,506)	876,840	(360,345)	(316,541)	(1,830,689)	2,358,772	516,495	528,083	(12,011)	211,542		259,588	(3,238,911)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization						0	0		0	0
Stock-based compensation						0	0		0	0
Financing expense							0		0
Changes in fair value of the liability for options and warrants	528,506	(876,840)	360,345	316,541	1,830,689	(2,358,772)	(516,495)	(528,083)	12,011	(211,542)		(259,588)	3,238,911
Foreign currency exchange (gains) loss						0	0		0	0
Increase in assets:
Tax credit receivable										0
Prepaid expenses and other current assets						0	0		0	0
(Decrease)/ increase in liabilities:
Accounts payable and accrued expenses						0	0		0	0
Total adjustments			360,345			(2,358,772)	(516,495)	(528,083)	12,011	(211,542)			3,238,911
Net Cash Used in Operating Activities						0	0		0	0
Cash Flows from Financing Activities:
Net proceeds from issuance of shares						0	0		0	0
Proceeds from issuance of warrants							0		0
Net Cash Provided by Financing Activities						0	0		0	0
Effect of Exchange Rates on Cash						0	0		0	0
Net Increase (Decrease) in Cash						0	0		0	0
Cash, beginning of period	0		$ 0		$ 0	0	0	$ 0	0	0	$ 0	0
Cash, end of period	$ 0	$ 0		$ 0		$ 0	$ 0		$ 0	$ 0		$ 0	$ 0